FINANCIAL INCOME, NET - Schedule of Financial Income (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INCOME, NET
Interest income	€ 10	€ 20	€ 19
Interest expense	(108)	(165)	(111)
Warrants exercised / forfeited			889
Financial income (expense), net	€ (98)	€ (146)	€ 797